Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Disclosure Of Detailed Information About Inventories

	December 31, 2018	December 31, 2017
Raw materials and consumables	$15,547	$8,663
Work-in-progress	10,034	4,694
Finished goods	1,460	2,440
Service inventory	2,270	1,495
	$29,311	$17,292